Note 8 - Patents and Licenses	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
8.	PATENTS AND LICENSES

Cost
Balance, January 1, 2017	$609,887
Additions	60,543
Balance, December 31, 2017	670,430
Additions	67,608
Effect of changes in foreign exchange rates	(352)
Balance, December 31, 2018	737,686
Additions	77,037
Disposals (1)	(29,696)
Balance, December 31, 2019	785,027

Accumulated Amortization
Balance, January 1, 2017	160,211
Amortization	53,969
Balance, December 31, 2017	214,180
Amortization	56,792
Balance, December 31, 2018	270,972
Amortization	61,671
Balance, December 31, 2019	332,643

Carrying Amounts
At December 31, 2017	$456,250
At December 31, 2018	$466,714
At December 31, 2019	$452,384

(1)	On November 8, 2019, the Company disposed of certain patents unrelated to the Company's technology on the sale of DenseLight.